Stockholders' Equity	3 Months Ended
Jun. 30, 2015
Stockholders' Equity Note [Abstract]
Stockholders' Equity

Note 8. Stockholders’ Equity

As a result of the Merger, an aggregate of 5,500,006 shares of the Company’s Common Stock were issued to the holders of Akoustis Inc. stockholders.

In connection with the a Split-Off Agreement, the Company transferred all pre-Merger assets and liabilities to the Company’s pre-Merger majority stockholder, in exchange for the surrender by him and cancellation of 9,854,019 shares of the Company’s Common Stock. These cancelled shares resumed the status of authorized but unissued shares of the Company’s Common Stock. The remaining shareholders of the Company owned 3,000,005 shares of Common Stock shown as a recapitalization on the Condensed Consolidated Statement of Stockholders’ Equity.

On May 22, 2015, the Company issued 100,000 shares of Common Stock for professional services provided. These shares were expensed to the Condensed Consolidated Statement of Operations for the grant date fair value of $150,000.

As further discussed in Note 1, the Company issued 3,362,104 shares of Common Stock in connection with the private placement.

As of June 30, 2015, the Company had 12,392,115 shares issued and outstanding.

Stock incentive plan

The Company had no equity compensation plans as of the end of fiscal year 2014.

On May 22, 2015, the Board of Directors adopted, and on the same date the stockholders approved, the 2015 Plan, which reserves a total of 1,200,000 shares of Common Stock for issuance under the 2015 Plan. The 2015 Plan authorizes the grant to participants of nonqualified stock options, incentive stock options, restricted stock awards, restricted stock units, performance grants. The Company agreed not to grant awards under the 2015 Plan for more than 600,000 shares of Common Stock during the first year following the closing of the Merger. If an incentive award granted under the 2015 Plan expires, terminates, is unexercised or is forfeited, or if any shares are surrendered to the Company in connection with an incentive award, the shares subject to such award and the surrendered shares will become available for further awards under the 2015 Plan.

In addition, the number of shares of our Common Stock subject to the 2015 Plan, any number of shares subject to any numerical limit in the 2015 Plan, and the number of shares and terms of any incentive award are expected to be adjusted in the event of any change in our outstanding Common Stock by reason of any stock dividend, spin-off, split-up, stock split, reverse stock split, recapitalization, reclassification, merger, consolidation, liquidation, business combination or exchange of shares or similar transaction.

Options granted under the Plan vest as determined by the Company’s board of directors and expire over varying terms, but not more than seven years from date of grant. In the case of an Incentive Stock Option that is granted to a 10% shareholder on the date of grant, such Option shall not be exercisable after the expiration of five years from the date of grant. During the period ended June 30, 2015, 160,000 options were issued to four non-employee directors.

The fair values of the Company’s options were estimated at the dates of grant using a Black-Scholes option pricing model with the following weighted average assumptions:

For the Three Months Ended June 30,
2015
Expected term (years)	6.25
Risk-free interest rate	1.29%
Volatility	47%
Dividend yield	0%

Expected term: The Company’s expected term is based on the period the options are expected to remain outstanding. The Company estimated this amount utilizing the “Simplified Method” in that the Company does not have sufficient historical experience to provide a reasonable basis to estimate an expected term.

Risk-free interest rate: The Company uses the risk-free interest rate of a U.S. Treasury Note with a similar term on the date of the grant.

Volatility: The Company calculates the expected volatility of the stock price based on the corresponding volatility of the Company’s peer group stock price for a period consistent with the options’ expected term.

Dividend yield: The Company uses a 0% expected dividend yield as the Company has not paid dividends to date and does not anticipate declaring dividends in the near future.

The following is a summary of the option activity:

	Options	Weighted Average Exercise Price

Outstanding – April 1, 2015	—	$—
Exercisable –April 1, 2015	—	$—
Granted	160,000	$1.50
Exercised	—	$—
Forfeited/Cancelled	—	$—
Outstanding – June 30, 2015	160,000	$1.50
Exercisable – June 30, 2015	—	$—

As of June 30, 2015 and March 31, 2015, the total intrinsic value of options outstanding and exercisable was $0. As of June 30, 2015, the Company has $108,740 in unrecognized stock based compensation expense attributable to the outstanding options which will be amortized over a period of 3.89 years.

For the three months ended June 30, 2015 and the period May 12, 2014 (Inception) through June 30, 2014, the Company recorded $2,984 and $0, respectively, in stock-based compensation related to stock options which is reflected in the consolidated statements of operations.

Issuance of restricted shares – employees and consultants

Restricted stock awards are considered outstanding at the time of grant, as the stock award holders are entitled to dividend and voting rights. At the end of the second quarter of fiscal 2016, the number of shares granted but to which the restrictions have not lapsed was 546,889 shares.

Restricted shares are valued using the share price on the date of most recent equity raise or the value of the services performed, whichever is more readily determinable. The grant date fair value of the award is recorded as share–based compensation expense over the respective vesting period. Any unvested portion of the grant awarded to consultants is accrued on the Balance Sheet as a component of accounts payable and accrued expenses. As of June 30, 2015 and March 31, 2015, the accrued stock based compensation was $27,206 and $5,857, respectively. The Company has the right to repurchase some or all of such shares upon termination of the individual’s service with the Company, whether voluntary or involuntary, for 60 months from the date of termination (“repurchase option”). The unvested shares are subject to forfeiture upon termination of consulting and employment agreements.

On June 16, 2014, 307,876 restricted shares were granted and issued to certain consultants with a fair value of $273,050 at June 30, 2015. The restricted shares vest over a five year period - 25% one year from the date of issue and the remaining shares vesting monthly until the end of the term. As of June 30, 2015, 72,918 shares have vested and were released from the repurchase option. The Company has recorded $64,321 and $190 in stock–based compensation expense for the periods ended June 30, 2015 and 2014, respectively, for the shares that have vested which is a component of general and administrative expenses in the Condensed Consolidated Statement of Operations.

On July 21, 2014, 32,408 restricted shares were granted and issued to a certain employee with a fair value of $2,090. The restricted shares vest over a five year period - 25% one year from the date of issue and the remaining shares vesting monthly until the end of the term. The Company has recorded $108 in stock–based compensation expense for the three months ended June 30, 2015 for the shares that have vested, which is a component of general and administrative expenses in the Condensed Consolidated Statement of Operations.

During August 2014, 81,020 restricted shares were granted and issued to certain consultants with a fair value of $120,563 at June 30, 2015. The restricted shares vest over a five year period - 25% one year from the date of issue and the remaining shares vesting monthly until the end of the term. The Company has recorded $3,384 in stock–based compensation expense for the three months ended June 30, 2015 for the shares that have vested, which is a component of general and administrative expenses in the Condensed Consolidated Statement of Operations.

During September 2014, 129,633 restricted shares were granted and issued to certain consultants with a fair value of $54,570 at June 30, 2015 The restricted shares vest over a five year period - 25% one year from the date of issue and the remaining shares vesting monthly until the end of the term. The Company has recorded $1,725 in stock–based compensation expense for the three months ended June 30, 2015 for the shares that have vested, which is a component of general and administrative expenses in the Condensed Consolidated Statement of Operations.

During March 2015, 72,918 restricted shares were granted and issued to a certain consultants with a fair value of $109,184 at June 30, 2015. The restricted shares vest over a five year period - 25% one year from the date of issue and the remaining shares vesting monthly until the end of the term. The Company has recorded $3,168 in stock–based compensation expense for the three months ended June 30, 2015 for the shares that have vested, which is a component of general and administrative expenses in the Condensed Consolidated Statement of Operations.

On June 15, 2015, the Board of Directors authorized the grant of 387,200 restricted shares to certain employees.  These shares were not issued at June 30, 2015. The restricted shares will vest over a four year period - 50% two years from the date of issue and 25% vesting on the third and fourth annual anniversaries.